SCHEDULE OF COMPONENTS OF LEASE EXPENSE AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Operating lease cost	$ 38,090	$ 42,499
Cash paid for amounts included in the measurement of lease obligations	$ 42,179	$ 51,477	$ 172,425	$ 151,586
Weighted average remaining lease term (in years)	2 years 10 months 28 days	3 years 7 months 28 days	3 years 1 month 9 days	3 years 9 months 25 days
Operating lease, weighted average discount rate, percent	3.23%	3.23%	3.23%	3.23%
Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Operating lease cost	$ 4,806	$ 4,726	$ 20,736	$ 32,677
Non Related Parties [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Operating lease cost	$ 33,284	$ 37,773	$ 150,804	$ 118,315